Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

Prior to the Reorganization (see Note 1), the Company’s former parent company, Spero Therapeutics, LLC, was treated as a partnership for federal income tax purposes and, therefore, its owners, and not itself, were subject to U.S. federal or state income taxation on the income of Spero Therapeutics, LLC. Prior to the Reorganization, all of Spero Therapeutics, LLC’s directly held subsidiaries (including Spero Therapeutics, Inc.) were treated as corporations for U.S. federal income tax purposes and were subject to taxation in the United States or in other countries. Upon the Reorganization, Spero Therapeutics, Inc. became the parent company for Spero Therapeutics, LLC’s former subsidiaries and these entities continue to be subject to taxation in the United States or in other countries. In each reporting period, the Company’s tax provision includes the effects of consolidating the results of operations of its subsidiaries.

During the years ended December 31, 2017, 2016 and 2015, the Company recorded no income tax benefits for the net operating losses incurred in each year or interim period due to its uncertainty of realizing a benefit from those items.

The domestic and foreign components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Domestic	$(38,706)	$(27,148)	$(12,832)
Foreign	$(1,180)	(5,493)	(321)

Loss before income taxes	$(39,886)	$(32,641)	$(13,153)

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal statutory income tax rate	(34.0)	(34.0)	(34.0)
Federal and state research and development tax credit	(3.3)	(1.7)	(0.9)
State taxes, net of federal benefit	(5.3)	(4.4)	(5.2)
Foreign rate differential	0.1	2.3	0.3
Nondeductible items	(0.1)	4.8	10.2
Effect of US tax reform	23.8	—	—
Increase in deferred tax asset valuation allowance	18.8	33.0	29.6

Effective income tax rate	—	—	—

Net deferred tax assets as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Net operating loss carryforwards	$21,754	$16,406
Research and development tax credit carryforwards	2,022	697
Other	743	49

Total deferred tax assets	24,519	17,152
Valuation allowance	(24,519)	(17,152)

Net deferred tax assets	$—	$—

As of December 31, 2017, the Company had U.S. federal and state net operating loss carryforwards of $76.4 million and $76.0 million, respectively, which may be available to offset future income tax liabilities and begin to expire in 2033. In addition, as of December 31, 2017, the Company had foreign net operating loss carryforwards of $4.3 million, which may be available to offset future income tax liabilities and do not expire. As of December 31, 2017, the Company also had federal and state research and development tax credit carryforwards of $1.7 million and $0.4 million, respectively, which may be available to offset future income tax liabilities and begin to expire in 2033 and 2028, respectively.

Utilization of the U.S. net operating loss carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders or public groups in the stock of a corporation by more than 50% over a three-year period. The Company has not conducted a study to assess whether a change of control has occurred or whether there have been multiple changes of control since inception due to the significant complexity and cost associated with such a study. If the Company has experienced a change of control, as defined by Section 382, at any time since inception, utilization of the net operating loss carryforwards or research and development tax credit carryforwards would be subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development tax credit carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of December 31, 2017 and 2016. Management reevaluates the positive and negative evidence at each reporting period.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2017 and 2016 related primarily to the increase in net operating loss carryforwards, capitalized research and development expenses and research and development tax credit carryforwards and were as follows (in thousands):

	December 31,
	2017	2016
Valuation allowance as of beginning of year	$(17,152)	$(6,157)
Decreases recorded as benefit to income tax provision	—	—
Increases recorded to income tax provision	(7,367)	(10,995)

Valuation allowance as of end of year	$(24,519)	$(17,152)

The Company has not recorded any amounts for unrecognized tax benefits as of December 31, 2017 or 2016. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2017 and 2016, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s statement of operations and comprehensive loss.

Prior to the Reorganization, the Company filed separate U.S. income tax returns return for each of its subsidiaries. As a result of the Reorganization, the Company will file U.S. income tax returns as a U.S. consolidated group. In Massachusetts, the Company files income tax returns as a combined group except for its Massachusetts Securities Corporation subsidiary, which is a separate income tax filing. The statute of limitations for assessment by the Internal Revenue Service and Massachusetts tax authorities remains open for all years since 2013. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state authorities to the extent utilized in a future period. No federal or state tax audits are currently in process.

On December 22, 2017, President Trump signed into law the “the Tax Cuts and Jobs Act” ( “TCJA”). The TCJA includes a number of changes to existing tax law, including, among other things, a permanent reduction in the federal corporate income tax rate from a top marginal rate of 34% down to a flat rate of 21%, effective as of January 1, 2018, as well as limitation of the deduction for net operating losses to 80% of annual taxable income and elimination of net operating loss carrybacks, in each case, for losses arising in taxable years beginning after December 31, 2017 (though any such net operating losses may be carried forward indefinitely).

As a result of the TCJA, the Company was required to revalue deferred tax assets and liabilities existing as of December 31, 2017 from the 34% federal rate in effect through the end of 2017, to the new 21%. This revaluation resulted in a reduction to the Company’s deferred tax asset of $9.4 million. This amount was offset by a corresponding reduction in the valuation allowance. There was no impact to the Company’s consolidated statements of operations and comprehensive loss as a result of the reduction in rates. The other provisions of the TCJA did not have a material impact on the Company’s consolidated financial statements. The Company has recognized the provisional tax impacts related to the revaluation of deferred tax assets and liabilities and included these amounts in its consolidated financial statements for the year ended December 31, 2017. While the Company believes these estimates are reasonable, the ultimate impact may differ from these provisional amounts due to further review of the enacted legislation, changes in interpretations and assumptions it has made, and additional accounting and regulatory guidance that may be issued.